Balance Sheet Components	12 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
BALANCE SHEET COMPONENTS

Allowance for Doubtful Accounts and Sales Returns Reserve

The allowances for doubtful accounts and sales returns consist of the following activity (in thousands):

	Balance at Beginning of Year	Charged to (Reversed From) Cost and Expenses	Recoveries (Deductions), Net	Balance at End of Year
Year Ended July 31, 2010
Allowance for doubtful accounts	$384	$49	$(71)	$362
Sales returns reserve	431	726	(451)	706
Total allowance for doubtful accounts and sales returns reserve	$815	$775	$(522)	$1,068
Year Ended July 31, 2011
Allowance for doubtful accounts	$362	$(47)	$(49)	$266
Sales returns reserve	706	(21)	(412)	273
Total allowance for doubtful accounts and sales returns reserve	$1,068	$(68)	$(461)	$539
Year Ended July 31, 2012
Allowance for doubtful accounts	$266	$167	$(76)	$357
Sales returns reserve	273	118	(204)	187
Total allowance for doubtful accounts and sales returns reserve	$539	$285	$(280)	$544

Inventory

Inventory consists of the following (in thousands):

	As of July 31,
	2011	2012
Raw materials	$70	$132
Finished goods	1,436	2,428
Total inventory	$1,506	$2,560

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of July 31,
	2011	2012
Prepaid expenses	$2,339	$3,088
Other current assets	1,493	1,071
Total prepaid expenses and other current assets	$3,832	$4,159

Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	As of July 31,
	2011	2012
Computer equipment and software	$9,427	$13,528
Furniture and fixtures	841	963
Leasehold improvements	1,809	1,835
	12,077	16,326
Less accumulated depreciation and amortization	(6,990)	(9,828)
Total property and equipment, net	$5,087	$6,498

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following (in thousands):

	As of July 31,
	2011	2012
Accounts payable	$4,368	$5,851
Accrued expenses	1,937	2,341
Accrued travel expenses	759	928
Accrued consulting and professional service fees	1,151	690
Other	1,284	1,797
Total other current liabilities	$9,499	$11,607

Deferred Revenue, Net

Deferred revenue, net consists of the following (in thousands):

	As of July 31,
	2011	2012
Deferred revenue:
Products and licenses	$10,904	$10,044
Services	52,750	68,256
Total deferred revenue	63,654	78,300
Deferred cost of revenue:
Products and licenses	1,473	1,445
Services	182	188
Total deferred cost of revenue	1,655	1,633
Total deferred revenue, net	61,999	76,667
Less current portion	44,094	56,184
Non-current portion	$17,905	$20,483